Contract Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Contract Liabilities [Abstract]
CONTRACT LIABILITIES

NOTE 8 — CONTRACT LIABILITIES

Contract liabilities consist of the following:

	September 30,	December 31,
	2024	2023
Balance at beginning of period	$7,937	$1,360,168
Additions	37,592	112,006
Recognized to revenue during the period	(37,129)	(122,662)
Refund to customers (Note 1)	—	(1,341,575)
Balance at end of period	$8,400	$7,937

Note 1:	Refund of the deposits received from customer for services not rendered during 2023. China-based clients who prepaid for surrogacy and ancillary caring services requested refund of fees so such clients can appoint their own surrogate mothers in countries in which the Company does not conduct business. The Company sent the funds to accounts dictated by the clients and terminated service contract with those clients.

NOTE 8 — CONTRACT LIABILITIES

Contract liabilities consist of the following:

	December 31,
	2023	2022
Balance at beginning of year	$1,360,168	$812,158
Additions	112,006	1,360,168
Recognized to revenue during the year	(122,662)	(812,158)
Refund to customers (Note 1)	(1,341,575)	-
Balance at end of year	$7,937	$1,360,168

Note 1:	Refund of the deposits received from customer for services not rendered during 2023. China-based clients who prepaid for surrogacy and ancillary caring services requested refund of fees so such clients can appoint their own surrogate mothers in countries in which the Company does not conduct business. The Company sent the funds to accounts dictated by the clients and terminated service contract with those clients.